Deferred Income Tax - Schedule of Deferred Income Tax (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	£ 59	£ 60
Deferred income tax liabilities	(48)	(136)
Net deferred income tax	£ 11	£ (76)